Other financial assets	6 Months Ended
Jun. 30, 2024
Other financial assets
Other financial assets

7.     Other financial assets

On December 28, 2023, the Group entered into an agreement regarding the sale of its wholly owned subsidiary AbCheck s.r.o. (‘AbCheck sale agreement‘) to Ampersand Biomedicines Inc (‘Ampersand’) for a gross purchase price of €5.8 million ($6.4 million), consisting of €4.9 million ($5.4 million) in cash to be paid in two tranches and €0.9 million ($1.0 million) to be paid by delivery of a variable number of Ampersand shares subject to certain adjustments and a holdback. The first cash tranche of €1.6 million ($1.8 million) was received in December 2023. An additional €0.2 million ($0.2 million) was received in April 2024 after certain accounts were finalized. The settlement of the balance of the purchase price (both cash and shares) is required once Ampersand has completed a financing round but no later than December 31, 2024. As of June 30, 2024 the portion to be settled by way of shares is included under other financial assets and amounts to €0.9 million ($0.9 million) (December 31, 2023: €0.9 million ($0.9 million)); the balance of the cash portion of €3.0 million (December 31, 2023: €3.1 million) is included under trade and other receivables.